PROPERTY, PLANT AND EQUIPMENT - Impairment (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Land, buildings and construction
PROPERTY, PLANT AND EQUIPMENT
Carrying value of impaired assets	R$ 126,790	R$ 118,348
Machines, equipment, and installations
PROPERTY, PLANT AND EQUIPMENT
Carrying value of impaired assets	569,303	783,183
Property, plant and equipment under construction
PROPERTY, PLANT AND EQUIPMENT
Carrying value of impaired assets	R$ 543,726	R$ 543,726